CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - shares	Dec. 31, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Common shares issued	154,614,174	153,144,174
Common shares outstanding	154,614,174	153,144,174